Consolidating Guarantor and Nonguarantor Financial Information Level 4 Consolidating Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash provided by (used for) operations
Net income	$ 91,248	$ 16,715	$ 41,496	$ (46,363)	$ (33,297)
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	0	0	0	0	0
Depreciation and amortization, including deferred financing costs and other	18,131	17,664	37,211	39,232	37,674
Stock-based compensation	1,073	0	0	0	1,625
Pension expense	5,434	6,394	12,653	11,368	7,449
Deferred income taxes	(66,314)	0
Other	(277)	(469)	(471)	2,220	(371)
Decrease (increase) in working capital, net of acquisitions
Receivables	(71,487)	(59,482)	(17,238)	(15,675)	(6,338)
Inventories	(42,544)	(35,154)	(41,828)	(20,899)	(28,428)
Prepaid expenses and other	(2,523)	(2,251)	(652)	(72)	(300)
Accounts payable and accrued liabilities	36,833	68,235	53,041	1,878	32,419
Pension contributions	(9,970)	(7,874)	(8,486)	(13,621)	(3,873)
Income taxes payable	(881)	(29)
Other	(4,546)	1,034	4,410	(1,049)	3,727
Net cash provided by (used for) operations	(45,823)	4,783	80,136	(42,981)	10,287
Cash provided by (used for) investment
Expenditures for property and equipment	(14,042)	(10,952)	(27,386)	(33,537)	(35,751)
Acquisitions of businesses and facilities	0	(2,355)	(2,355)	(5,782)	0
Proceeds from sales of assets	546	145	246	3,126	1,254
Other	10	(1)	61	(424)	(956)
Net cash provided by (used for) investment	(13,486)	(13,163)	(29,434)	(36,617)	(35,453)
Cash provided by (used for) financing
Net proceeds from issuance of common stock	262,599
Issuances of long-term debt	55,000	0	300,000	0	45,000
Payments of long-term debt	(80,000)	0	(244,560)	0	(128,451)
Financing costs	(321)	0	(5,822)	(2,548)	0
Other	191	0
Due to (from) affiliates	0	0	0	0	0
Net cash provided by (used for) financing	237,469	0	(178,650)	(2,548)	2,666
Net increase (decrease) in cash and cash equivalents	178,160	(8,380)	(127,948)	(82,146)	(22,500)
Balance at beginning of the period	54,507	182,455	182,455	264,601	287,101
Balance at end of the period	232,667	174,075	54,507	182,455	264,601
Boise Cascade Company (Parent) [Member]
Cash provided by (used for) operations
Net income	91,248	16,715	41,496	(46,363)	(33,297)
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	(55,019)	(34,203)	(79,879)	12,871	(4,192)
Depreciation and amortization, including deferred financing costs and other	967	1,271	3,924	2,450	3,121
Stock-based compensation	1,073				1,625
Pension expense	5,434	6,394	12,653	11,368	7,449
Deferred income taxes	(66,314)
Other	0	(30)	(61)	564	(2)
Decrease (increase) in working capital, net of acquisitions
Receivables	253	936	772	(866)	107
Inventories	0	0	0	0	0
Prepaid expenses and other	49	104	(71)	112	(251)
Accounts payable and accrued liabilities	(2,932)	2,220	3,787	(829)	847
Pension contributions	(9,970)	(7,874)	(8,486)	(13,621)	(3,873)
Income taxes payable	(877)	(36)
Other	(3,397)	865	4,066	(685)	3,057
Net cash provided by (used for) operations	(39,485)	(13,638)	(21,799)	(34,999)	(25,437)
Cash provided by (used for) investment
Expenditures for property and equipment	0	(28)	(28)	(21)	(10)
Acquisitions of businesses and facilities		0	0	0
Proceeds from sales of assets	0	0	0	0	656
Other	1	(3)	(4)	(265)	0
Net cash provided by (used for) investment	1	(31)	(32)	(286)	646
Cash provided by (used for) financing
Net proceeds from issuance of common stock	262,599
Issuances of long-term debt	55,000		300,000		45,000
Payments of long-term debt	(80,000)		(244,560)		(128,451)
Financing costs	(321)		(5,822)	(2,548)
Other	0
Due to (from) affiliates	(19,469)	5,317	72,449	(44,205)	(510)
Net cash provided by (used for) financing	217,809	5,317	(106,201)	(46,753)	2,156
Net increase (decrease) in cash and cash equivalents	178,325	(8,352)	(128,032)	(82,038)	(22,635)
Balance at beginning of the period	54,294	182,326	182,326	264,364	286,999
Balance at end of the period	232,619	173,974	54,294	182,326	264,364
Guarantor Subsidiaries [Member]
Cash provided by (used for) operations
Net income	58,093	35,873	84,290	(9,441)	9,092
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	0	0	0	0	0
Depreciation and amortization, including deferred financing costs and other	16,553	15,497	31,691	35,010	32,635
Stock-based compensation	0				0
Pension expense	0	0	0	0	0
Deferred income taxes	0
Other	(277)	(123)	(115)	1,250	116
Decrease (increase) in working capital, net of acquisitions
Receivables	(71,768)	(59,643)	(17,558)	(15,369)	(6,398)
Inventories	(41,570)	(34,363)	(41,699)	(21,416)	(27,001)
Prepaid expenses and other	(2,474)	(2,291)	(596)	(183)	(71)
Accounts payable and accrued liabilities	40,101	66,382	49,115	3,130	30,369
Pension contributions	0	0	0	0	0
Income taxes payable	1	12
Other	(1,148)	169	342	(358)	678
Net cash provided by (used for) operations	(2,489)	21,513	105,470	(7,377)	39,420
Cash provided by (used for) investment
Expenditures for property and equipment	(13,932)	(10,843)	(26,886)	(32,703)	(34,675)
Acquisitions of businesses and facilities		(2,355)	(2,355)	(5,782)
Proceeds from sales of assets	129	145	246	3,126	520
Other	(3)	2	1	(60)	(1,358)
Net cash provided by (used for) investment	(13,806)	(13,051)	(28,994)	(35,419)	(35,513)
Cash provided by (used for) financing
Net proceeds from issuance of common stock	0
Issuances of long-term debt	0		0		0
Payments of long-term debt	0		0		0
Financing costs	0		0	0
Other	0
Due to (from) affiliates	16,296	(8,454)	(76,461)	42,800	(3,910)
Net cash provided by (used for) financing	16,296	(8,454)	(76,461)	42,800	(3,910)
Net increase (decrease) in cash and cash equivalents	1	8	15	4	(3)
Balance at beginning of the period	35	20	20	16	19
Balance at end of the period	36	28	35	20	16
Non-guarantor Subsidiaries [Member]
Cash provided by (used for) operations
Net income	(3,074)	(1,670)	(4,411)	(3,430)	(4,900)
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	0	0	0	0	0
Depreciation and amortization, including deferred financing costs and other	611	896	1,596	1,772	1,918
Stock-based compensation	0				0
Pension expense	0	0	0	0	0
Deferred income taxes	0
Other	0	(316)	(295)	406	(457)
Decrease (increase) in working capital, net of acquisitions
Receivables	28	(719)	(396)	560	(47)
Inventories	(974)	(791)	(129)	517	(1,427)
Prepaid expenses and other	(98)	(64)	15	(1)	22
Accounts payable and accrued liabilities	(336)	(423)	83	(423)	1,203
Pension contributions	0	0	0	0	0
Income taxes payable	(5)	(5)
Other	(1)	0	2	(6)	(8)
Net cash provided by (used for) operations	(3,849)	(3,092)	(3,535)	(605)	(3,696)
Cash provided by (used for) investment
Expenditures for property and equipment	(110)	(81)	(472)	(813)	(1,066)
Acquisitions of businesses and facilities		0	0	0
Proceeds from sales of assets	417	0	0	0	78
Other	12	0	64	(99)	402
Net cash provided by (used for) investment	319	(81)	(408)	(912)	(586)
Cash provided by (used for) financing
Net proceeds from issuance of common stock	0
Issuances of long-term debt	0		0		0
Payments of long-term debt	0		0		0
Financing costs	0		0	0
Other	191
Due to (from) affiliates	3,173	3,137	4,012	1,405	4,420
Net cash provided by (used for) financing	3,364	3,137	4,012	1,405	4,420
Net increase (decrease) in cash and cash equivalents	(166)	(36)	69	(112)	138
Balance at beginning of the period	178	109	109	221	83
Balance at end of the period	12	73	178	109	221
Eliminations [Member]
Cash provided by (used for) operations
Net income	(55,019)	(34,203)	(79,879)	12,871	(4,192)
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	55,019	34,203	79,879	(12,871)	4,192
Depreciation and amortization, including deferred financing costs and other	0	0	0	0	0
Stock-based compensation	0				0
Pension expense	0	0	0	0	0
Deferred income taxes	0
Other	0	0	0	0	0
Decrease (increase) in working capital, net of acquisitions
Receivables	0	(56)	(56)	0	0
Inventories	0	0	0	0	0
Prepaid expenses and other	0	0	0	0	0
Accounts payable and accrued liabilities	0	56	56	0	0
Pension contributions	0	0	0	0	0
Income taxes payable	0	0
Other	0	0	0	0	0
Net cash provided by (used for) operations	0	0	0	0	0
Cash provided by (used for) investment
Expenditures for property and equipment	0	0	0	0	0
Acquisitions of businesses and facilities		0	0	0
Proceeds from sales of assets	0	0	0	0	0
Other	0	0	0	0	0
Net cash provided by (used for) investment	0	0	0	0	0
Cash provided by (used for) financing
Net proceeds from issuance of common stock	0
Issuances of long-term debt	0		0		0
Payments of long-term debt	0		0		0
Financing costs	0		0	0
Other	0
Due to (from) affiliates	0	0	0	0	0
Net cash provided by (used for) financing	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Balance at beginning of the period	0	0	0	0	0
Balance at end of the period	$ 0	$ 0	$ 0	$ 0	$ 0